Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	Nov. 30, 2023	Oct. 31, 2023
Subsequent Event [Line Items]
Business combination event shares issued to holders of equity and convertible note holders		13,091,608
Business combination event shares issued on exchnage of common share warrants		2,679,432
Number of shares of stock issued during the period pursuant to acquisitions		3,670,927
Number of securities into which the class of warrant or right may be converted		5,029,444
Proceeds from trust account		$ 81.6
Proceeds from redemptions		24.7
Proceeds from PIPE financing		56.9
Proceeds from business acquisition net of transaction costs		$ 57.4
Number of shares authorized for issuance under share-based payment arrangement		2,607,943
Aggregate number of common shares reserved for future issuance		2,706,941
Options exercise price	$ 7.66
Chief Financial Officer and Chief Medical Officer [Member]
Subsequent Event [Line Items]
Number of share options granted during the period	385,000
Award vesting period	4 years
Other Employees [Member]
Subsequent Event [Line Items]
Number of share options granted during the period	203,000
PIPE Financing [Member]
Subsequent Event [Line Items]
Value of stock and warrant issued during the period		$ 56.9
Number of new stock issued during the period		6,435,441
Number of new warrant issued during the period		2,702,791